SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful life of property and equipment [Table Text Block]
Vehicles	5 years
Display Airplane	5 years
Aircraft improvements	6 years
Engines	7 years

Schedule of anti-dilutive securities [Table Text Block]
	March 31, 2026	March 31, 2025
Warrants	6,291,420	18,191,223
Options	1,025,000	-
Restricted Share Units	1,942,250	-
	9,258,670	18,191,223

	2025	2024
Warrants	6,346,420	18,174,574
Options	2,415,000	-
Restricted Share Units	2,170,750	-
	10,932,170	18,174,574

Schedule of deferred income activity [Table Text Block]
Balance as of January 1, 2025	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000
Recognition of income recorded as deferred income as of March 31, 2026	(50,000)
Deferral of income billed during the year	35,002
Balance as of March 31, 2026	$134,002

Balance as of January 1, 2024	$397,000
Recognition of income recorded as deferred income as of December 31, 2024	(157,000)
Deferral of income billed during the year	104,800
Balance as of December 31, 2024	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000

Schedule of condensed financial statements [Table Text Block]
	Three months ended March 31,
	2026	2025
Revenue	$-	$-
Less:
Consulting fees	1,124,862	390,350
Professional fees	1,331,822	192,414
Business development	144,015	180,000
Advertising and promotion	508,462	81,173
Contract labor and fuel	331,116	185,775
Research and development	83,263	255,479
Management fees	(347,410)	75,000
Interest expense	-	118,410
Change in fair value of derivative liability	-	704,662
Amortization of debt discount	-	117,067
Loss to misappropriation of assets	395,033	-
Other segment items*	697,968	352,777
Net loss before taxes	$(4,269,131)	$(2,653,107)

	Year ended December 31,
	2025	2024
Revenue	$-	$-
Less:
Consulting fees	4,263,195	998,364
Professional fees	2,521,680	786,338
Business development	1,841,982	360,000
Advertising and promotion	1,436,875	183,790
Contract labor and fuel	1,387,747	403,800
Research and development	1,027,203	-
Management fees	707,507	232,000
Interest expense	555,985	486,669
Change in fair value of derivative liability	970,866	1,642,697
Amortization of debt discount	500,937	1,777,505
Other segment items*	1,329,639	1,037,614
Net loss before taxes	$(16,543,616)	$(7,908,777)